American Century California Tax-Free and Municipal Funds
PROSPECTUS SUPPLEMENT (C CLASS)

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Supplement dated May 30, 2001 * Prospectus dated May 1, 2001

The following replaces the "Minimum Initial Investment Amounts" chart on page 10 of the C Class prospectus.

MINIMUM INITIAL INVESTMENT AMOUNTS(1)

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $5,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $5,000
--------------------------------------------------------------------------------
Corporations/Foundations/Endowments                         $5,000

(1) This fund is not available for retirement accounts.

SH-SPL-25858   0105